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Pinnacle Sherman Breakaway Strategy Fund
PINNACLE SHERMAN BREAKAWAY STRATEGY FUND SUMMARY (formerly the Pinnacle TrendRating Innovative Equity Fund)
Investment Objective:
The Pinnacle Sherman Breakaway Strategy Fund (the “Fund”) seeks high total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of this Prospectus and in Purchase, Redemption and Pricing of Fund Shares on page 36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pinnacle Sherman Breakaway Strategy Fund	Pinnacle Sherman Breakaway Strategy Fund Class A	Pinnacle Sherman Breakaway Strategy Fund Class C	Pinnacle Sherman Breakaway Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pinnacle Sherman Breakaway Strategy Fund		Pinnacle Sherman Breakaway Strategy Fund Class A	Pinnacle Sherman Breakaway Strategy Fund Class C	Pinnacle Sherman Breakaway Strategy Fund Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.33%	2.33%	2.33%
Total Annual Fund Operating Expenses		3.33%	4.08%	3.08%
Fee Waiver	[1]	(2.09%)	(2.09%)	(2.09%)
Total Annual Fund Operating Expenses After Fee Waiver		1.24%	1.99%	0.99%
[1]	The Fund’s adviser, Pinnacle Family Advisors, LLC (the “Adviser”), has contractually agreed to waive management fees and to make payments to limit Fund expenses until October 21, 2023 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.24%, 1.99% and 0.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflect the expense caps through the first year only.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether you hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Pinnacle Sherman Breakaway Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pinnacle Sherman Breakaway Strategy Fund Class A	694	1,356	2,041	3,855
Pinnacle Sherman Breakaway Strategy Fund Class C	202	1,050	1,914	4,145
Pinnacle Sherman Breakaway Strategy Fund Class I	101	754	1,432	3,246

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 267% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to meet its investment objective by investing up to 100% of its assets in common stocks that are part of the S&P 500 Index and/or the Russell 1000 Index.

The Adviser studies data from W.E. Sherman & Co. to determine the Fund’s allocations. W.E. Sherman & Co. publishes “The Sherman Sheet,” a financial research newsletter and web site for licensed financial professionals that provides model portfolios along with the supporting research, analysis and data for those portfolios under various market conditions. The Adviser analyzes the Breakaway Stocks with Cash Directional Indicator Model on The Sherman Sheet to determine whether the Fund should be invested in stocks or in cash and/or cash alternatives.

Using the model, the Adviser examines the expected market trend for equity securities. If equities are trending upward based on market indicators, the Fund’s assets are invested in equities. When fully invested in stocks, the Fund is comprised of securities whose short-term (i.e., less than 6 months) moving average diverges, or “breaks away”, from its long-term (i.e., greater than 6 months) moving average. A moving average is the measure of a security’s price movement over a period of time. The Adviser invests in the 20-25 stocks showing the most breakaway listed on the S&P 500 Index and/or the Russell 1000 Index. The companies whose stocks are exhibiting the most breakaway could be from the same industry or sector.

If equities are trending downward based on market indicators, the Fund’s assets are primarily invested in cash and/or cash alternatives, except during periods where equity funds have, over the history of the S&P 500, shown a high probability of profit when invested in domestic equities based on the closing price of the S&P 500. These periods of high probability of profit are typically at the beginning and end of calendar months and shortly before holidays.

The Fund actively trades its portfolio investments depending on which securities are demonstrating the most breakaway which may lead to higher portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

  Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
  Equity Risk: Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
  Industry Risk: The Fund may focus its investments in an industry or group of industries that are vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries.
  Issuer-Specific Risk: The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
  Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.
  Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
  Model Risk: Like all quantitative analysis, the investment model carries a risk that the model might be based on one or more incorrect assumptions or may not perform as expected.
  Non-diversification Risk: Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
  Portfolio Turnover Risk: The portfolio managers actively trade the Fund’s investments, which leads to a higher portfolio turnover. Additional portfolio turnover is expected as a result of the Fund’s revised investment strategy. A higher portfolio turnover will result in higher transactional and brokerage costs.
  Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

Performance:

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.pinnacledynamicfunds.com or by calling 1-888-985-9830.

Class I Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	6/30/20	14.47%
Worst Quarter:	3/31/20	(10.20)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Average Annual Total Returns - Pinnacle Sherman Breakaway Strategy Fund		Label	1 Year	Since Inception	Inception Date
Pinnacle Sherman Breakaway Strategy Fund Class I		Return before taxes	2.31%	11.74%	Dec. 03, 2018
Pinnacle Sherman Breakaway Strategy Fund Class I | Return after taxes on distributions			(4.50%)	8.94%
Pinnacle Sherman Breakaway Strategy Fund Class I | Return after taxes on distributions and sale of Fund shares			1.65%	8.09%
Pinnacle Sherman Breakaway Strategy Fund Class A		Return before taxes	(3.85%)	9.42%	Dec. 03, 2018
Pinnacle Sherman Breakaway Strategy Fund Class C		Return before taxes	1.99%	11.60%	Dec. 03, 2018
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]		28.71%	21.12%
[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.